Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Carrying Values and Estimated Fair Values of Debt Instruments [Table Text Block]
	Carrying Value	Estimated Fair Value
Related party BSC convertible notes payable	$4,338,601	$3,553,042
Convertible note payable	2,000,000	2,000,000
Junior secured notes payable	191,023	1,875,042

	Carrying Value	Estimated Fair Value
Related party BSC convertible notes payable	$3,500,000	$3,500,000
2010 unsecured convertible notes payable	3,953,595	4,071,000
2010 junior secured notes payable	194,314	1,746,222
2011 related party unsecured convertible notes payable	877,294	1,310,000
2011 junior secured note payable	2,000,000	2,000,000
2011 junior secured convertible notes payable	1,308,390	1,625,000

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	As of September 30,
	2012	2011
Stock options	6,132,127	3,687,477
Warrants	8,945,247	1,520,986
Shares under convertible note agreements	4,371,029	4,529,043
	19,448,403	9,737,506

	Years Ended December 31,
	2011	2010	2009
Stock options	3,679,977	3,762,477	669,777
Warrants	1,922,944	435,986	410,542
Convertible preferred shares	1,991,250	1,991,250	1,991,250
Shares under convertible note agreements	1,046,263	997,678	444,247
	8,640,434	7,187,391	3,515,816